Investment Securities (Details 1) - U.S. GSE debt securities, Agency MBS, ABS and OAS, CMO and CDs [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost	$ 61,463,021	$ 59,300,089
Fair Value	$ 52,603,659	$ 52,107,148